Premises and Equipment - Schedule of Premises and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total	$ 3,272	$ 2,650
Less accumulated depreciation and amortization	1,395	1,194
Premises and equipment, net	1,877	1,456
Land
Property, Plant and Equipment [Line Items]
Total	403	352
Premises and leasehold improvements
Property, Plant and Equipment [Line Items]
Total	$ 1,609	1,458
Premises and leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful Life (years)	3 years
Premises and leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful Life (years)	30 years
Furniture, equipment and software
Property, Plant and Equipment [Line Items]
Total	$ 1,260	$ 840
Furniture, equipment and software | Minimum
Property, Plant and Equipment [Line Items]
Useful Life (years)	3 years
Furniture, equipment and software | Maximum
Property, Plant and Equipment [Line Items]
Useful Life (years)	15 years